UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, July 21, 2011
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: $120,703
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
760
8015
8015
0
0
8015
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
2084
39608
39608
0
0
39608
0
0

ALTRIA GROUP INC
Common Stocks
02209S103
243
9194
9194
0
0
9194
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
620
16449
16449
0
0
16449
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
2650
51259
51259
0
0
51259
0
0

APACHE CORP
Common Stocks
037411105
311
2519
2519
0
0
2519
0
0

AT&T INC
Common Stocks
00206R102
2264
72081
72081
0
0
72081
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
1978
22949
22949
0
0
22949
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
900
11631
11631
0
0
11631
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1305
13790
13790
0
0
13790
0
0

BOEING COMPANY
Common Stocks
097023105
1677
22686
22686
0
0
22686
0
0

CANADIAN NATL RAILWAY CO
Common Stocks
136375102
260
3250
3250
0
0
3250
0
0

CBS CORP NEW CL B
Common Stocks
124857202
829
29109
29109
0
0
29109
0
0

CHEVRON CORP
Common Stocks
166764100
2241
21792
21792
0
0
21792
0
0

CHICAGO BRIDGE AND IRON
Common Stocks
167250109
766
19693
19693
0
0
19693
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1148
73532
73532
0
0
73532
0
0

COCA-COLA CO
Common Stocks
191216100
4206
62505
62505
0
0
62505
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
2183
29038
29038
0
0
29038
0
0

DANAHER CORP
Common Stocks
235851102
2493
47048
47048
0
0
47048
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
1927
23535
23535
0
0
23535
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
292
6050
6050
0
0
6050
0
0

EMC CORP MASS
Common Stocks
268648102
203
7375
7375
0
0
7375
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
948
16849
16849
0
0
16849
0
0

ERHC ENERGY INC
Common Stocks
26884J104
18
125000
125000
0
0
125000
0
0

EXELON CORPORATION
Common Stocks
30161N101
1168
27271
27271
0
0
27271
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
7207
88557
88557
0
0
88557
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
710
55685
55685
0
0
55685
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
2809
148966
148966
0
0
148966
0
0

GENERAL MILLS INC
Common Stocks
370334104
2320
62325
62325
0
0
62325
0
0

GILEAD SCIENCES, INC.
Common Stocks
375558103
811
19587
19587
0
0
19587
0
0

HALLIBURTON CO
Common Stocks
406216101
2310
45299
45299
0
0
45299
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
2380
65385
65385
0
0
65385
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
2946
52158
52158
0
0
52158
0
0

INTEL CORP
Common Stocks
458140100
1705
76961
76961
0
0
76961
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
664
3868
3868
0
0
3868
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
3720
55924
55924
0
0
55924
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
2188
52513
52513
0
0
52513
0
0

JP MORGAN CHASE & CO
Common Stocks
46625H100
221
5399
5399
0
0
5399
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
2912
43753
43753
0
0
43753
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
0
438847
438847
0
0
438847
0
0

KRAFT FOODS
Common Stocks
50075N104
739
20985
20985
0
0
20985
0
0

M&T BANK
Common Stocks
55261F104
1588
18053
18053
0
0
18053
0
0

MASCO CORP
Common Stocks
574599106
924
76780
76780
0
0
76780
0
0

MASSMUTUAL CORP INVESTORS
Common Stocks
576292106
1041
64358
64358
0
0
64358
0
0

MCDONALD'S CORP
Common Stocks
580135101
1699
20145
20145
0
0
20145
0
0

MEDTRONIC INC
Common Stocks
585055106
1351
35074
35074
0
0
35074
0
0

MERCK & CO INC
Common Stocks
58933Y105
1910
54129
54129
0
0
54129
0
0

MICROSOFT CORP
Common Stocks
594918104
1720
66136
66136
0
0
66136
0
0

NESTLES SA - ADR
Common Stocks
641069406
1683
26985
26985
0
0
26985
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
673
50420
50420
0
0
50420
0
0

NUCOR CORP
Common Stocks
670346105
1828
44350
44350
0
0
44350
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
365
3512
3512
0
0
3512
0
0

PEPSICO INC
Common Stocks
713448108
4297
61010
61010
0
0
61010
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
5104
76449
76449
0
0
76449
0
0

PRAXAIR INC
Common Stocks
74005P104
3469
32003
32003
0
0
32003
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
4485
70548
70548
0
0
70548
0
0

PROGRESS ENERGY INC
Common Stocks
743263105
250
5200
5200
0
0
5200
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1405
33492
33492
0
0
33492
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1659
23320
23320
0
0
23320
0
0

SIEMENS AG - ADR
Common Stocks
826197501
684
4970
4970
0
0
4970
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2549
63133
63133
0
0
63133
0
0

SPECTRA ENERGY
Common Stocks
847560109
2288
83482
83482
0
0
83482
0
0

STRYKER CORP
Common Stocks
863667101
216
3675
3675
0
0
3675
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2169
35945
35945
0
0
35945
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1593
48508
48508
0
0
48508
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2218
30414
30414
0
0
30414
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
4292
48493
48493
0
0
48493
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
943
25336
25336
0
0
25336
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
393
12100
12100
0
0
12100
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
310
7650
7650
0
0
7650
0
0

WPP GROUP ADR
Common Stocks
92933H101
481
7670
7670
0
0
7670
0
0
